Derivative financial instruments and market risks - Disclosure of Actual or Potential Effects of Netting Arrangements (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative financial assets
Disclosure of Offsetting of Financial Assets and Liabilities [line items]
Gross carrying amounts before offset	€ 99	€ 217	€ 201
Gross amounts offset (in accordance with IAS 32)	0	0	0
Net amounts as reported in the balance sheet	99	217	201
Net exposure	2	16	30
Derivative financial assets | Effects of other netting arrangements not fulfilling the IAS 32 criteria for offsetting
Disclosure of Offsetting of Financial Assets and Liabilities [line items]
Fair value of financial collateral
Financial instruments	(97)	(201)	(171)
Derivative financial liabilities
Disclosure of Offsetting of Financial Assets and Liabilities [line items]
Gross carrying amounts before offset	(207)	(458)	(291)
Gross amounts offset (in accordance with IAS 32)	0	0	0
Net amounts as reported in the balance sheet	(207)	(458)	(291)
Net exposure	(110)	(257)	(120)
Derivative financial liabilities | Effects of other netting arrangements not fulfilling the IAS 32 criteria for offsetting
Disclosure of Offsetting of Financial Assets and Liabilities [line items]
Fair value of financial collateral
Financial instruments	€ 97	€ 201	€ 171